Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Disclosure Of Cash Flow Information
Trade and other receivables	$ 147	$ 592	$ 120
Inventory	162	(161)	(56)
Prepaid expenses and other current assets	589	(783)	(750)
Payables and accrued liabilities	76	1,076	634
Income taxes payable			(109)
Deferred revenues	(1,313)	441	3,010
Deferred gain	(110)
Provisions	(14)	(2)
Employee future benefits	(573)	(559)	(349)
Increase (decrease) in operating assets and liabilities	$ (1,036)	$ 604	$ 2,500